Supplementry Financial Statement Information	12 Months Ended
Dec. 31, 2023
Supplementry Financial Statement Information [Abstract]
SUPPLEMENTRY FINANCIAL STATEMENT INFORMATION

NOTE 12 – SUPPLEMENTRY FINANCIAL STATEMENT INFORMATION

A.	OTHER PAYABLES (U.S. dollars in thousands):

	December 31
	2023	2022
Employees and employee institutions	760	806
Expenses payable	385	305
Royalties payable	247	247	(1)
Other liabilities	9	11
	1,401	1,369

B.	REVENUES:

In 2023, the Company recognized revenue from engineering services provided to customers in Europe (97%) and North America.

In 2022, the Company recognized the revenue for licensing under the licensing agreement with a customer in Brazil (Fortlev -see Note 11D.), following the completion of know-how delivery.

Revenue in 2021 was derived from TES units sold to a customer in Brazil and other engineering services provided to a customer in Europe.

Revenue recognized that was included in the contract liability balance (deferred revenue) at the beginning of the years ended December 31, 2023 and 2022, amounts to $175 thousand and $939 thousand, respectively. As of December 31, 2023, $387 thousand of the amount of deferred revenue is expected to be recognized during 2024.

C.	COST OF REVENUES (U.S. dollars in thousands):

	Year ended December 31,
	2023	2022	2021
Salary and related expenses	393	-	1,163
Consultants and subcontractors	112	247	881
Expenditure on materials (including inventory impairment loss)	1	2	792
Depreciation and other	-	-	259
Royalties	84	-	-
Maintenance	-	-	93
	590	249	3,188
Operating costs not attributed to projects (mainly salary and related expenses) *	965	1,641	900
	1,555	1,890	4,088
Onerous contract provision included in costs	-	8	215

*	Cost and expenses relating to periods in which the plant did not operate in full capacity.

D.	RESEARCH AND DEVELOPMENT, NET (U.S. dollars in thousands):

	Year ended December 31,
	2023	2022	2021
Salary and related expenses	2,268	2,656	2,496
Consultants and subcontractors	388	441	998
Expenditure on materials	70	1,020	738
Depreciation and other	104	486	437
Office maintenance	440	367	261
	3,270	4,970	4,930
Less: Government Grants, see Note 2L	(92)	(275)	(1,266)
	3,178	4,695	3,664

E.	SELLING AND MARKETING (U.S. dollars in thousands):

	Year ended December 31,
	2023	2022	2021

Salary and related expenses	918	953	444
Office maintenance	35	30	46
Project Promotion	58	84	45
Consultants	87	38	90
Other	50	96	13
	1,148	1,201	638

F.	GENERAL AND ADMINISTRATIVE (U.S. dollars in thousands):

	Year ended December 31,
	2023	2022	2021

Salary and related expenses	2,134	2,354	1,013
Office maintenance	175	117	210
Consultants and insurance	1,778	1,660	1,104
Allowance for credit losses	380	-	-
Depreciation and other	170	298	173
	4,637	4,429	2,500

G.	OTHER INCOME (EXPENSES), NET

In 2022 and 2021, include mainly the write down of production line of $ 704 thousand and $ 314 thousand, respectively (Note 6A)

H.	OTHER FINANCIAL INCOME AND EXPENSES, NET (U.S. dollars in thousands):

Financial income:

	Year ended December 31
	2023	2022	2021
Interest income	161	51	3
Exchange rate differences, Net	142	672	(58)
Bank fees	(12)	(17)	(90)
Other adjustment of royalty obligation	21	(23)	-
	312	683	(145)

I.	Loss per ordinary share:

Basic and diluted loss per share is computed as follows:

	Year ended December 31,
Numerator ($ in thousands):	2023	2022	2021
Net loss for the year, as reported	(9,648)	(11,092)	(11,017)
The effect of change in terms of Series 3 warrants	(92)	-	-
Numerator for basic and diluted net loss per Ordinary Share - net loss attributable to shareholders	(9,740)	(11,092)	(11,017)
Denominator (Ordinary Shares in thousands)
Weighted average number of shares outstanding during the year	1,936,831	1,462,776	1,193,447
Weighted average number of potential shares under prefunded warrants with token exercise price (“penny" warrants)	15,266	-	-
Denominator for basic and diluted loss per share – weighted number of Ordinary Shares	1,952,097	1,462,776	1,193,447

Basic and dilutive loss per Ordinary Share (in dollars)	(4.99)	(7.58)	(9.23)

For the reported years, all outstanding unvested restricted shares, options and warrants have been excluded from the calculation of the diluted net loss per share since their effect was anti-dilutive.

These include as of December 31, 2023: Share option and warrants exercisable to 644,864 Ordinary Shares that, as of December 31, 2023, have zero effect under the treasury stock method, share options that are “in the money” exercisable to 11,539 Ordinary Shares and 3,080 unvested restricted shares.